Aztlan North America Nearshoring Stock Selection ETF
Schedule of Investments
October 31, 2025 (Unaudited)
COMMON STOCKS - 100.0%	Shares	Value
Industrial Products - 16.7%
Axon Enterprise, Inc.(a)	854	$625,324
Curtiss-Wright Corp.	1,264	753,003
GE Aerospace	2,285	705,951
Mueller Water Products, Inc. - Class A	25,852	663,362
SPX Technologies, Inc.(a)	3,454	773,316
		3,520,956

Industrial Services - 22.7%
AECOM	5,083	682,901
APi Group Corp.(a)(b)	18,450	679,329
Applied Industrial Technologies, Inc., ADR	2,445	628,585
C.H. Robinson Worldwide, Inc.	4,860	748,391
Construction Partners, Inc. - Class A(a)	5,140	587,759
EMCOR Group, Inc.	1,023	691,323
WESCO International, Inc.	2,998	778,071
		4,796,359

Real Estate - 2.9%
Crown Castle, Inc. - REIT	6,746	608,624

Software & Tech Services - 19.3%
CACI International, Inc. - Class A(a)	1,298	729,801
Calix, Inc.(a)	10,415	712,594
Clear Secure, Inc. - Class A	17,235	525,150
CrowdStrike Holdings, Inc. - Class A(a)	1,476	801,483
Tenable Holdings, Inc.(a)	21,523	624,598
V2X, Inc.(a)	11,944	681,883
		4,075,509

Tech Hardware & Semiconductors - 32.8%(c)
A10 Networks, Inc.	36,880	657,939
ADTRAN Holdings, Inc.(a)	63,655	663,285
Arista Networks, Inc.(a)	4,617	728,055
Broadcom, Inc.	1,788	660,898
Ciena Corp.(a)	4,902	930,988
Cisco Systems, Inc.	9,659	706,170
CommScope Holding Co., Inc.(a)	39,457	682,606
Extreme Networks, Inc.(a)	28,833	548,404
NetApp, Inc.	5,190	611,278
NVIDIA Corp.	3,619	732,811
		6,922,434

Telecommunications - 5.6%
Applied Digital Corp.(a)	34,451	1,194,072

TOTAL COMMON STOCKS (Cost $19,176,641)		21,117,954

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.03%(d)	30,676	30,676

TOTAL SHORT-TERM INVESTMENTS (Cost $30,676)		30,676

TOTAL INVESTMENTS - 100.1% (Cost $19,207,317)		21,148,630
Liabilities in Excess of Other Assets - (0.1)%		(12,543)
TOTAL NET ASSETS - 100.0%		$21,136,087

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $679,329 or 3.2% of the Fund’s net assets.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.